United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/06


               Date of Reporting Period: Six months ended 6/30/06
                                         ------------------------








Item 1.     Reports to Stockholders

FEDERATED MORTGAGE CORE PORTFOLIO

A PORTFOLIO OF FEDERATED CORE TRUST
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2006

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                 SIX MONTHS                                     YEAR ENDED DECEMBER 31,
                                      ENDED
                                (unaudited)
                                  6/30/2006             2005             2004             2003             2002             2001
NET ASSET VALUE,                      $9.91           $10.18           $10.19           $10.32           $10.04            $9.89
BEGINNING OF PERIOD
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                  0.27             0.50             0.50             0.48             0.61             0.66
Net realized and unrealized           (0.27 )          (0.25 )          (0.01 )          (0.13 )           0.31             0.15
gain (loss) on investments
 TOTAL FROM                            0.00             0.25             0.49             0.35             0.92             0.81
 INVESTMENT OPERATIONS
LESS DISTRIBUTIONS:
Distributions from net                (0.27 )          (0.52 )          (0.50 )          (0.48 )          (0.61 )          (0.66 )
investment income
Distributions from net                    -                -                -           (0.00) 1          (0.03 )              -
realized gain
on investments
 TOTAL DISTRIBUTIONS                  (0.27 )          (0.52 )          (0.50 )          (0.48 )          (0.64 )          (0.66 )
NET ASSET VALUE, END OF               $9.64            $9.91           $10.18           $10.19           $10.32           $10.04
PERIOD
TOTAL RETURN2                          0.00 %3          2.48 %           4.95 %           3.52 %           9.43 %           8.37 %

RATIOS TO AVERAGE NET
ASSETS:
Net expenses                           0.03 %4          0.03 %           0.03 %           0.03 %           0.04 %           0.04 %
Net investment income                  5.49 %4          4.96 %           4.93 %           4.67 %           6.00 %           6.56 %
Expense                                0.08 %4          0.08 %           0.08 %           0.08 %           0.08 %           0.08 %
waiver/reimbursement5
SUPPLEMENTAL DATA:
Net assets, end of period        $1,107,849         $949,405         $790,927         $767,012         $601,217         $453,784
(000 omitted)
Portfolio turnover                       83 %            111 %             47 %             90 %             84 %             93 %

1    Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3    Represents less than 0.01%.

4    Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                        BEGINNING      ENDING        EXPENSES
                                        ACCOUNT        ACCOUNT       PAID DURING
                                        VALUE          VALUE         PERIOD1
                                        1/1/2006       6/30/2006
ACTUAL                                  $1,000         $1,000.00     $0.15
HYPOTHETICAL                            $1,000         $1,024.65     $0.15
(ASSUMING A 5% RETURN BEFORE EXPENSES)
1 Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2006, the Fund's portfolio composition1 was as follows:

 TYPE OF INVESTMENT                                       PERCENTAGE OF
                                                       TOTAL NET ASSETS
 U.S. Government Agency Mortgage-Backed Securities                101.4 %
 Repurchase Agreements-Cash                                         2.6 %
 Repurchase Agreements-Collateral2                                 13.6 %
 Other Assets and Liabilities-Net3                                (17.6 )%
  TOTAL                                                           100.0 %
1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2006 (unaudited)

    PRINCIPAL                                                                VALUE
    AMOUNT
                    COLLATERALIZED MORTGAGE OBLIGATIONS-4.5%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-3.2%
  $  20,514,440     REMIC 3160 FD, 5.529%, 5/15/2036                    $    20,501,618
     15,000,000     REMIC 3175 FE, 5.419%, 7/15/2036                         14,839,650
                     TOTAL                                                   35,341,268
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-1.3%
     15,000,000     REMIC 2006-58 FP, 5.391%, 6/25/2036                      14,903,700
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS               50,244,968
                     (IDENTIFIED COST $50,514,440)
                    MORTGAGE-BACKED SECURITIES-96.9%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-52.3%
     54,938,286   1 4.500%, 6/1/2019 - 7/1/2036                              51,159,285
    218,544,082     5.000%, 7/1/2019 - 6/1/2036                             204,993,892
    218,237,682     5.500%, 3/1/2021 - 6/1/2036                             210,155,405
     84,916,852   1 6.000%, 5/1/2014 - 7/1/2036                              83,854,596
     23,877,346   1 6.500%, 7/1/2014 - 8/1/2036                              23,997,614
      2,255,558     7.000%, 12/1/2011 - 4/1/2032                              2,309,642
      1,124,040     7.500%, 12/1/2022 - 7/1/2031                              1,167,702
      1,062,851     8.000%, 11/1/2009 - 3/1/2031                              1,125,798
         35,322     8.500%, 9/1/2025                                             37,605
         51,307     9.000%, 5/1/2017                                             54,375
          2,880     9.500%, 4/1/2021                                              3,171
                     TOTAL                                                  578,859,085
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-43.8%
     15,152,543     4.500%, 9/1/2010 - 5/1/2019                              14,371,972
     68,460,148     5.000%, 7/1/2019 - 1/1/2035                              65,062,368
    191,379,856     5.500%, 2/1/2009 - 5/1/2036                             184,336,426
    148,443,783   1 6.000%, 12/1/2013 - 7/1/2036                            146,278,322
     60,093,807   1 6.500%, 2/1/2009 - 8/1/2036                              60,457,131
     11,822,285     7.000%, 2/1/2008 - 11/1/2035                             12,108,941
      1,883,678     7.500%, 6/1/2011 - 6/1/2033                               1,943,909
        599,598     8.000%, 7/1/2023 - 3/1/2031                                 635,404
          4,080     8.500%, 3/1/2030                                              4,296
         30,854     9.000%, 11/1/2021 - 6/1/2025                                 32,716
                     TOTAL                                                  485,231,485
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.8%
        657,079     6.000%, 10/15/2028 - 6/15/2029                              654,949
      2,683,163     6.500%, 10/15/2028 - 2/15/2032                            2,726,324
      2,367,579     7.000%, 11/15/2027 - 2/15/2032                            2,450,419
        974,684     7.500%, 6/20/2007 - 1/15/2031                             1,020,585
      1,379,597     8.000%, 2/15/2010 - 11/15/2030                            1,459,144
        470,910     8.500%, 3/15/2022 - 11/15/2030                              499,932
         16,741     9.000%, 6/15/2025                                            18,112
          4,185     9.500%, 10/15/2020                                            4,631
        347,199     12.000%, 4/15/2015 - 6/15/2015                              395,436
                     TOTAL                                                    9,229,532
                     TOTAL MORTGAGE-BACKED SECURITIES                     1,073,320,102
                     (IDENTIFIED COST $1,089,688,080)

    PRINCIPAL                                                                                                         VALUE
    AMOUNT
                   REPURCHASE AGREEMENTS-16.2%
  $ 28,536,000     Interest in $2,986,000,000 joint repurchase agreement 5.270%, dated 6/30/2006, under          $    28,536,000
                   which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.
    74,000,000   2 Interest in $100,000,000 joint repurchase agreement 5.120%, dated 6/13/2006, under                 74,000,000
                   which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $100,426,667 on 7/13/2006. The market value of the underlying securities at the end of the period was $103,002,390.
                   (segregated pending settlement of dollar-roll transactions).
    75,079,000   2 Interest in $149,125,000 joint repurchase agreement 5.130%, dated 6/13/2006, under                 75,079,000
                   which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $149,762,509 on 7/13/2006. The market value of the underlying securities at the end of the period was $153,972,554. (segregated pending settlement of dollar-roll transactions).
     2,000,000   2 Interest in $8,500,000 joint repurchase agreement 5.200%, dated 6/19/2006, under which              2,000,000
                   UBS Securities LLC will repurchase a U.S. Government Agency security maturing on
                   5/25/2036 for $8,535,606 on 7/18/2006. The market value of the underlying securities at the end of the period was $8,771,173. (segregated pending settlement of dollar-roll transactions).
                    TOTAL REPURCHASE AGREEMENTS (AT COST)                                                            179,615,000
                    TOTAL INVESTMENTS-117.6%                                                                       1,303,180,070
                    (IDENTIFIED COST $1,319,817,520)3
                    OTHER ASSETS AND LIABILITIES - NET-(17.6)%                                                      (195,331,210 )
                    TOTAL NET ASSETS-100%                                                                        $ 1,107,848,860

1 All or a portion of these securities may be subject to dollar roll transactions.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3    The cost of investments for federal tax purposes amounts to $1,321,775,403.
     Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

 REMIC -Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2006 (unaudited)

ASSETS:
Investments in securities                                                                                        $ 1,123,565,070
Investments in repurchase agreements                                                                                 179,615,000
Total investments in securities, at value (identified cost $1,319,817,520)                                         1,303,180,070
Cash                                                                                                                         361
Income receivable                                                                                                      4,615,184
Receivable for investments sold                                                                                        5,616,507
 TOTAL ASSETS                                                                                                      1,313,412,122
LIABILITIES:
Payable for investments purchased                                                            $   5,576,730
Income distribution payable                                                                        537,840
Payable for dollar roll transactions                                                           199,396,396
Accrued expenses                                                                                    52,296
 TOTAL LIABILITIES                                                                                                   205,563,262
Net assets for 114,930,427 shares outstanding                                                                    $ 1,107,848,860
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                  $ 1,153,345,171
Net unrealized depreciation of investments                                                                           (16,637,450 )
Accumulated net realized loss on investments                                                                         (26,636,826 )
Distributions in excess of net investment income                                                                      (2,222,035 )
 TOTAL NET ASSETS                                                                                                $ 1,107,848,860
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$1,107,848,860 {divide} 114,930,427 shares outstanding, no par value, unlimited shares                                     $9.64
authorized

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME:
Interest                                                                                                $  26,998,131
EXPENSES:
Administrative personnel and services fee (Note 5)                                      $ 389,602
Custodian fees                                                                             28,668
Transfer and dividend disbursing agent fees and expenses                                    8,214
Directors'/Trustees' fees                                                                   5,913
Auditing fees                                                                               9,879
Legal fees                                                                                  2,982
Portfolio accounting fees                                                                  71,355
Insurance premiums                                                                          5,726
Miscellaneous                                                                               1,624
 TOTAL EXPENSES                                                                           523,963
Waiver of administrative personnel and services fee (Note 5)       $ (389,602 )
Net expenses                                                                                                  134,361
Net investment income                                                                                      26,863,770
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                                                                          (11,143,428 )
Net change in unrealized depreciation of investments                                                      (15,614,039 )
Net realized and unrealized loss on investments                                                           (26,757,467 )
Change in net assets resulting from operations                                                          $     106,303

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                             SIX MONTHS
                                                                                                  ENDED               YEAR ENDED
                                                                                            (unaudited)               12/31/2005
                                                                                              6/30/2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $    26,863,770           $   45,142,175
Net realized loss on investments                                                            (11,143,428)              (9,378,020)
Net change in unrealized appreciation/depreciation of investments                           (15,614,039)             (13,581,490)
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                 106,303               22,182,665
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                    (27,386,890)             (46,895,289)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                233,716,000              376,680,072
Net asset value of shares issued to shareholders in payment of distributions                 23,615,455               43,253,261
declared
Cost of shares redeemed                                                                     (71,607,483)            (236,742,115)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                     185,723,972              183,191,218
Change in net assets                                                                        158,443,385              158,478,594
NET ASSETS:
Beginning of period                                                                         949,405,475              790,926,881
End of period (including distributions in excess of net investment income of            $ 1,107,848,860           $  949,405,475
$(2,222,035) and $(1,698,915), respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2006 (unaudited)

1. ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.


PREMIUM AND DISCOUNT AMORTIZATION/PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.


DOLLAR ROLL TRANSACTIONS
The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended June 30, 2006, was as follows:

 Maximum amount outstanding during the period               $ 226,791,508
 Average amount outstanding during the period1              $ 116,066,725
 Average shares outstanding during the period                 987,615,856
 Average debt per share outstanding during the period       $        0.12

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2006.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:


                                                 SIX MONTHS          YEAR ENDED
                                                 ENDED 6/30/2006     12/31/2005
Shares sold                                      24,014,347          37,513,351
Shares issued to shareholders
in payment of distributions declared              2,407,003           4,311,779
Shares redeemed                                  (7,266,552)        (23,769,763)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS    19,154,798          18,055,367

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $1,321,775,403. The net unrealized depreciation of investments for federal tax purposes was $18,595,333. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,047,632 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,642,965.

At December 31, 2005, the Fund had a capital loss carryforward of $12,959,455 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
 2012                       $6,069,029
 2013                       $6,890,426

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.


ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.000% of average aggregate daily net assets of the Fund.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.



















































Cusip 31409N200

31866 (8/06)












HIGH-YIELD BOND PORTFOLIO


A PORTFOLIO OF FEDERATED CORE TRUST

SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                 SIX MONTHS                                    YEAR ENDED DECEMBER 31
                                      ENDED
                                (unaudited)
                                  6/30/2006         2005               2004               2003             2002             2001
NET ASSET VALUE, BEGINNING OF         $6.71        $7.08              $6.93              $6.11            $6.51            $7.14
PERIOD
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                  0.28         0.57 1             0.58               0.60             0.63             0.77
Net realized and unrealized           (0.06 )      (0.34 )             0.17               0.82            (0.39 )          (0.61 )
gain (loss) on investments
TOTAL FROM INVESTMENT                  0.22         0.23               0.75               1.42             0.24             0.16
OPERATIONS
LESS DISTRIBUTIONS:
Distributions from net                (0.29 )      (0.60 )            (0.60 )            (0.60 )          (0.64 )          (0.79 )
investment income
NET ASSET VALUE, END OF PERIOD        $6.64        $6.71              $7.08              $6.93            $6.11            $6.51
TOTAL RETURN2                          3.24 %       3.44 %            11.40 %            24.32 %           3.90 %           2.16 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                           0.03 %3      0.03 %             0.03 %             0.03 %           0.03 %           0.04 %
Net investment income                  8.57 %3      8.28 %             8.39 %             8.95 %          10.03 %          11.13 %
Expense waiver/reimbursement4          0.08 %3      0.08 %             0.08 %             0.08 %           0.08 %           0.08 %
SUPPLEMENTAL DATA:
Net assets, end of period (000     $760,331     $936,652         $1,127,462         $1,198,678         $797,496         $665,747
omitted)
Portfolio turnover                       16 %         34 %               43 %               38 %             39 %             33 %

1    Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3    Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements



SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       BEGINNING       ENDING        EXPENSES
                                       ACCOUNT         ACCOUNT       PAID DURING
                                       VALUE          VALUE          PERIOD1
                                       1/1/2006       6/30/2006
ACTUAL                                 $1,000         $1,032.40      $0.15
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES) $1,000         $1,024.65      $0.15

   1 Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2006, the Fund's index classification1 was as follows:

 INDEX CLASSIFICATION                       PERCENTAGE OF
                                         TOTAL NET ASSETS
 Media - Non-cable                       10.9%
 Health Care                             7.3%
 Industrial - Other                      6.3%
 Gaming                                  6.2%
 Consumer Products                       6.0%
 Chemicals                               5.8%
 Automotive                              5.8%
 Utility - Natural Gas                   5.5%
 Food & Beverage                         4.4%
 Technology                              3.7%
 Utility - Electric                      3.3%
 Media - Cable                           3.0%
 Wireline Communications                 3.0%
 Paper                                   2.5%
 Other2                                  22.8%
 Cash Equivalents3                       2.8%
 Other Assets and Liabilities - Net4     0.7%
   TOTAL                                 100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.



PORTFOLIO OF INVESTMENTS


June 30, 2006 (unaudited)

    PRINCIPAL                                                                                                               VALUE
    AMOUNT OR
      SHARES
                   CORPORATE BONDS-95.5%
                   AEROSPACE / DEFENSE-1.8%
 $  3,150,000      Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                          $   3,039,750
     500,000    3  Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                          350
    2,825,000   1  DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                     2,747,312
    1,050,000      K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                1,039,500
    1,125,000      L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                             1,074,375
    3,400,000      L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013                                             3,255,500
     875,000       L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                     820,313
    1,625,000      L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                         1,560,000
                     TOTAL                                                                                               13,537,100
                   AUTOMOTIVE-5.8%
    1,575,000      Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                                            1,626,187
    3,650,000      Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                    2,897,187
    5,800,000      Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                         4,219,500
    9,075,000      Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                         8,058,718
    4,375,000      General Motors Acceptance Corp., 6.875%, 9/15/2011                                                     4,178,904
    7,200,000      General Motors Acceptance Corp., 8.00%, 11/1/2031                                                      6,938,539
    1,550,000      General Motors Corp., Note, 7.125%, 7/15/2013                                                          1,282,625
    2,175,000      General Motors Corp., Note, 8.375%, 7/15/2033                                                          1,761,750
    2,425,000      Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                      2,279,500
    1,675,000      Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                     845,875
    1,975,000      Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                                                  1,905,875
     775,000       TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                       827,313
    2,225,000      TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                 2,441,938
    2,025,000      Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                            2,030,063
    2,750,000      United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                              2,722,500
                     TOTAL                                                                                               44,016,474
                   BUILDING MATERIALS-2.1%
    1,250,000      Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                             1,234,375
    2,350,000      ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                             2,414,625
     878,000       Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.32938%, 6/15/2012                        882,390
    1,800,000      Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                       1,728,000
    1,125,000      Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                          1,150,312
    3,900,000      Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                3,178,500
    1,675,000      Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                              1,220,656
    1,550,000      Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                  1,507,375
     950,000       Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                      945,250
    2,000,000      U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                                   2,030,000
                     TOTAL                                                                                               16,291,483
                   CHEMICALS-5.7%
    3,950,000      Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                               3,614,250
    2,050,000      Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                             1,957,750
    5,334,000      Crystal U.S. Holdings, Sr. Disc. Note, 10/1/2014                                                       4,200,525
    2,078,000      Crystal U.S. Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                2,265,020
    1,350,000      Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                     1,427,625
    1,400,000      Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                      1,452,500
    3,600,000      Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                                            3,663,000
    3,583,000      Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                                           3,654,660
    2,450,000  1,2 Invista, Unit, 9.25%, 5/1/2012                                                                         2,554,125
    1,719,000      Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                      1,852,223
    1,355,000      Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                                               1,399,038
    1,643,000      Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                           1,240,465
     950,000       Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                  952,375
    2,625,000      Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                           2,657,812
    4,400,000  1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                              4,251,500
    2,000,000      PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                   1,890,000
     925,000       Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                              944,656
    1,300,000      Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                        1,361,290
    2,025,000  1,2  VeraSun Energy Corp., Sr. Secd. Note, 9.875%, 12/15/2012                                              2,146,500
                     TOTAL                                                                                               43,485,314
                   CONSTRUCTION MACHINERY-0.6%
    2,575,000      Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                            2,723,062
    1,775,000   3  Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                0
    1,750,000      NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                                              1,872,500
                     TOTAL                                                                                                4,595,562
                   CONSUMER PRODUCTS-6.0%
    3,525,000      AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                           2,767,125
    2,775,000      Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                         2,844,375
     750,000   1,2 American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012                                             753,750
    1,025,000      American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                             1,014,750
    1,600,000      American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                   1,616,000
    2,550,000      Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                                               2,091,000
    2,325,000      Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                              2,162,250
     325,000   1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                          0
     925,000   1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                   0
    6,375,000      Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                              5,036,250
    3,500,000      Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                     3,412,500
    1,650,000      Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                 1,569,563
    1,175,000  1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                 1,214,656
    4,300,000      Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                            4,498,875
     875,000       Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                                                          752,500
    1,700,000      Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                    1,708,500
    3,855,000      Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                 3,151,463
     850,000   1,2 Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014                                                 826,625
    1,630,000      Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                                         1,727,800
    4,350,000      True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                             3,980,250
    3,075,000  1,2 Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                       2,982,750
    1,370,000      WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                                            1,507,000
                     TOTAL                                                                                               45,617,982
                   ENERGY-1.8%
    2,000,000  1,2 Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016                                               1,870,000
    3,225,000      Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                         2,999,250
     750,000       Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                      703,125
    1,150,000  1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                     1,164,375
    2,800,000      Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                2,712,094
     850,000       Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015                                                    789,438
    1,625,000      Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                1,507,188
    1,150,000      Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                1,147,125
     750,000       Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                  744,375
                     TOTAL                                                                                               13,636,970
                   ENTERTAINMENT-2.0%
    2,350,000      AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                                2,164,937
    1,875,000      Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                           1,978,125
    4,700,000      Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                     3,666,000
    1,850,000  1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 9.81813%, 4/1/2012                                      1,840,750
    3,125,000      Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                                           3,125,000
    1,500,000      Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                   1,640,625
     725,000       Universal City Florida Holding Co., Floating Rate Note, 9.89875%, 5/1/2010                              752,188
                     TOTAL                                                                                               15,167,625
                   ENVIRONMENTAL-0.8%
    2,875,000      Allied Waste North America, Inc., Company Guarantee, Series B, 8.50%, 12/1/2008                        2,990,000
    1,500,000      Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                1,530,000
    1,479,000      Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                 1,671,270
                     TOTAL                                                                                                6,191,270
                   FINANCIAL INSTITUTIONS-0.3%
    2,050,000      American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                  1,978,250
                   FOOD & BEVERAGE-4.2%
    4,450,000      ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                              3,771,375
    1,144,000      Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008                                            1,171,170
    2,000,000      B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                   2,010,000
    2,300,000      Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                              2,351,750
    3,525,000      Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                             3,533,812
    4,250,000      Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                       3,963,125
    1,225,000      Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                               995,312
    3,150,000  1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                           3,102,750
    3,300,000      Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                  3,258,750
    2,800,000      Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                   2,863,000
    1,075,000      Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                1,077,688
    4,300,000      Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                             3,483,000
                     TOTAL                                                                                               31,581,732
                   GAMING-6.2%
    2,850,000      155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                2,728,875
    2,875,000      Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                     3,025,937
    2,975,000  1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                           3,108,875
    2,100,000      Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                  2,005,500
    1,575,000  1,2 Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                 1,590,750
    1,975,000      Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015                                            2,071,281
    1,875,000      MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                1,689,844
    2,000,000      MGM Mirage, Sr. Note, 6.625%, 7/15/2015                                                                1,875,000
    4,000,000      MGM Mirage, Sr. Note, 8.50%, 9/15/2010                                                                 4,175,000
    3,025,000      MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                   3,210,281
    1,350,000      Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                                               1,287,187
     625,000       Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010                                          657,813
    3,275,000      Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                 3,410,094
    4,225,000      Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                       4,404,563
    1,725,000      Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                       1,826,344
    1,225,000      Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                             1,148,438
    2,250,000  1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                 2,255,625
     600,000       Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                        564,750
    2,525,000      Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                                  2,360,875
    1,850,000  1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                    1,905,500
    2,000,000      Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                   1,895,000
                     TOTAL                                                                                               47,197,532
                   HEALTH CARE-7.3%
    1,400,000      AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                   1,473,500
    2,100,000      Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                           2,157,750
    4,650,000      AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                   4,899,937
    1,450,000      Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                          1,337,625
    6,075,000      CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                               4,131,000
    2,550,000  1,2 CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                      2,607,375
    3,350,000      Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                             3,484,000
    4,600,000      Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                 4,456,250
    5,475,000      HCA, Inc., Note, 8.75%, 9/1/2010                                                                       5,799,476
    2,350,000      HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                  2,159,612
    4,850,000      HCA, Inc., Sr. Note, 7.875%, 2/1/2011                                                                  4,978,680
    2,325,000  1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                 2,377,312
    2,725,000      Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                      2,602,375
    1,525,000      Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                           1,500,219
    3,225,000      VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                               3,148,406
    2,475,000      Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                           2,481,188
    1,525,000      Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                            1,469,719
    2,475,000      Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                         2,413,125
    2,275,000      Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                           2,286,375
                     TOTAL                                                                                               55,763,924
                   INDUSTRIAL - OTHER-6.2%
    4,425,000      ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                     4,292,250
    1,925,000      American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                           1,761,375
    3,900,000  1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                  4,192,500
    3,675,000      Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                            4,161,937
    2,200,000      Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                   2,343,000
    2,025,000      Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                 2,045,250
    1,325,000  1,2 Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                               1,328,313
    4,975,000  1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                               4,577,000
    1,500,000      Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                   1,620,000
    2,705,000  1,2 Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                        2,934,925
    3,300,000      Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                   3,440,250
    2,475,000  1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                               2,413,125
    3,250,000      Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                                                  3,598,855
    2,796,605      Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                   2,922,452
    2,475,000      Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                       2,425,500
    1,575,000      Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                          1,606,500
    1,475,000      Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                              1,430,750
                     TOTAL                                                                                               47,093,982
                   LODGING-1.8%
    1,625,000      Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                 1,531,562
    1,150,000  1,2 Host Marriott LP, Note, 6.75%, 6/1/2016                                                                1,102,563
    3,125,000      Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                      3,128,906
    1,325,000      Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                1,417,750
    2,650,000      Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                               2,637,452
    2,700,000      Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                         2,831,625
    1,250,000      Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007                                      1,264,063
                     TOTAL                                                                                               13,913,921
                   MEDIA - CABLE-2.9%
    1,939,000      CCH I Holdings LLC, Sr. Disc. Note, Series 144A, 9.92%, 4/1/2014                                       1,173,095
    1,961,000      CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                           1,725,680
    1,150,000      CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                        1,175,875
    1,775,000  1,2 CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012                                                         1,721,750
    1,350,000      CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                         1,358,437
    1,560,000      CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                       1,583,400
    5,000,000      Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                        5,037,500
    5,425,000  1,2 Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                                    5,750,500
    1,800,000  1,2 Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015                                                         1,728,000
     700,000       Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                            642,250
                     TOTAL                                                                                               21,896,487
                   MEDIA - NON-CABLE-10.9%
    1,950,000      Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                               2,062,125
    1,700,000      Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                                            1,831,750
    2,100,000      Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                       2,210,250
    2,940,586      Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                             2,881,774
    1,275,000      Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                  1,275,000
    2,325,000  1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                     2,336,625
    3,200,000      CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                         3,200,000
    1,000,000      CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                         1,000,000
     600,000       DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                       556,500
    2,974,000      DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                      3,130,135
    5,264,000      Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                         5,731,154
    4,225,000      Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                        3,982,062
    2,100,000      Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                                             1,743,000
    7,425,000  1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                     7,647,750
    4,100,000  1,2 Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                              2,849,500
    2,625,000      Intelsat Subsidiary Holding Co. Ltd., Floating Rate Note - Sr. Note, 9.61375%, 1/15/2012               2,664,375
    1,775,000      Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                      1,788,313
    1,400,000      Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                    1,302,000
    1,825,000      Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                      1,793,063
    2,600,000      NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                             1,930,500
    2,000,000      Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                              1,870,000
    3,400,000      PanAmSat Holding Corp., Discount Bond, 11/1/2014                                                       2,530,246
    1,625,000  1,2 Quebecor Media Inc., Sr. Unsecd. Note, 7.75%, 3/15/2016                                                1,600,625
    1,900,000      R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                       2,094,750
    2,600,000  1,2 R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013                                                2,405,000
    1,425,000  1,2 R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013                                                1,318,125
    2,700,000  1,2 R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016                                                      2,737,125
    2,550,000  1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                        2,836,875
    2,300,000      Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                               2,231,000
     800,000       Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                        754,000
    2,550,000  1,2 Southern Graphics Systems, Inc., Sr. Sub. Note, 12.00%, 12/15/2013                                     2,562,750
    4,775,000  1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                     4,715,313
    3,625,000  1,2 XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                    3,335,000
     413,537       Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009                                    217,624
                     TOTAL                                                                                               83,124,309
                   METALS & MINING-0.7%
    2,700,000      Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                                        2,929,500
    2,450,000   1  Novelis, Inc., Sr. Note, 8.00%, 2/15/2015                                                              2,364,250
    2,000,000   3  Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                            0
                     TOTAL                                                                                                5,293,750
                   PACKAGING-2.2%
    2,900,000      Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                2,711,500
    2,825,000      Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                                             3,072,187
    3,600,000  1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                   3,474,000
    1,700,000  1,2 Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                        1,683,000
    2,600,000      Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                  2,749,500
    1,475,000      Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                              1,486,063
    1,225,000  1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                        1,231,125
     520,679   1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                        144,853
                     TOTAL                                                                                               16,552,228
                   PAPER-2.5%
    2,450,000      Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                 2,247,875
    4,050,000      Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                 4,029,750
    3,280,000      Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                           3,091,400
    3,550,000      MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                3,674,250
    2,375,000      Mercer International, Inc., 9.25%, 2/15/2013                                                           2,125,625
    3,125,000      NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                         3,250,000
    1,425,000      Tembec Industries, Inc., 8.50%, 2/1/2011                                                                755,250
                     TOTAL                                                                                               19,174,150
                   RESTAURANTS-0.7%
    1,550,000  1,2 Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                     1,495,750
    1,525,000  1,2 El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013                                                      1,749,937
    2,075,000      Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                              1,914,188
                     TOTAL                                                                                                5,159,875
                   RETAILERS-1.6%
     575,000   1,2 AutoNation, Inc., Floating Rate Note - Sr. Note, 7.05%, 4/15/2013                                       575,000
     575,000   1,2 AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014                                                            569,250
    3,625,000      Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                          3,625,000
    2,406,000      FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                             2,381,940
    1,100,000      General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                              1,069,750
    3,626,000      Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                         4,161,053
                     TOTAL                                                                                               12,381,993
                   SERVICES-1.3%
    1,007,000      CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010                                            1,082,525
    2,400,000  1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                              2,400,000
    1,775,000      Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                1,879,281
    3,175,000      Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                        3,143,250
    1,125,000  1,2 iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014                                               1,125,000
                     TOTAL                                                                                                9,630,056
                   TECHNOLOGY-3.7%
     700,000   1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                680,750
    1,000,000      Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                 835,000
    1,850,000      Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                             1,877,750
    1,975,000      MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                         1,649,125
    1,025,000  1,2 SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                               1,032,688
    2,725,000  1,2 SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                              2,834,000
    3,300,000      Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                                            3,399,000
    1,268,000      Smart Modular Technologies, Inc., Sr. Secd. Note, 10.49%, 4/1/2012                                     1,355,175
    3,700,000  1,2 SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013                                                3,857,250
    1,650,000  1,2 SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015                                           1,713,938
    1,450,000      Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                                         1,544,250
    3,500,000      UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                             3,780,000
    2,900,000      Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                3,110,250
     800,000       Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                         759,000
                     TOTAL                                                                                               28,428,176
                   TEXTILE-0.4%
    1,100,000      Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                                                  1,130,250
    2,100,000      Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                       2,142,000
                     TOTAL                                                                                                3,272,250
                   TOBACCO-0.3%
    1,950,000  1,2 Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                               1,881,750
                   TRANSPORTATION-1.5%
    1,025,000   3   AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                          0
    1,900,000  1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                1,957,000
    4,025,000  1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                           4,286,625
     300,000       Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                    277,500
    4,350,000      Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                  4,643,625
    1,050,000   3  The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011                                                  0
                     TOTAL                                                                                               11,164,750
                   UTILITY - ELECTRIC-3.3%
     950,000       CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                          907,250
    2,275,000      CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                           2,314,812
    1,525,000  1,2 Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                      1,505,937
    1,925,000      Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                 1,953,875
    1,083,185  1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                      1,051,157
    1,375,000      NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                            1,344,062
    2,775,000      NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                           2,712,562
     350,000       Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                           349,881
    3,477,000      Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                          3,780,702
     625,000       Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                595,846
     875,000       Northwestern Corp., Note, 5.875%, 11/1/2014                                                             861,627
    4,625,000      PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                      5,018,125
    2,000,000      Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                        1,899,642
     850,000       TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                            830,875
                     TOTAL                                                                                               25,126,353
                   UTILITY - NATURAL GAS-5.5%
     750,000       ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                                                           795,940
    1,200,000      AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                      1,131,000
    1,675,000      AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                               1,591,250
    1,300,000  1,2 Atlas Pipeline Partners LP, Sr. Note, 8.125%, 12/15/2015                                               1,301,625
    1,300,000      El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                               1,269,125
    1,775,000      El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                             1,788,313
    3,325,000      El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                     3,366,562
    2,900,000      Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                    2,668,000
    3,500,000      Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                3,272,500
     725,000       Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                  706,875
    2,250,000      Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                2,283,750
    1,850,000  1,2 SemGroup LP, Sr. Note, 8.75%, 11/15/2015                                                               1,850,000
    1,750,000      Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                        1,746,259
     575,000   1,2 Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                  554,875
    4,700,000      Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                        5,049,971
    1,100,000      Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                      1,106,193
     250,000   1,2 Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016                                             240,625
    2,275,000      Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                           2,519,563
    4,900,000      Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                           4,998,000
    3,425,000      Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                            3,493,500
                     TOTAL                                                                                               41,733,926
                   WIRELESS COMMUNICATIONS-2.4%
    1,400,000      Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.74%, 1/1/2013                             1,435,000
    2,275,000      Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                            2,263,625
    2,650,000      New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                                              2,815,625
    3,200,000      Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                3,064,000
    2,700,000      Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.45438%, 12/15/2010                     2,791,125
     550,000       Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                 558,250
    2,250,000      Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                2,311,875
    2,725,000      US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                    3,025,669
                     TOTAL                                                                                               18,265,169
                   WIRELINE COMMUNICATIONS-3.0%
    3,775,000      AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                4,352,579
    2,750,000      Citizens Communications Co., 9.00%, 8/15/2031                                                          2,798,125
    1,825,000  1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                          1,884,312
    9,950,000      Qwest Corp., Note, 8.875%, 3/15/2012                                                                  10,547,000
    2,025,000      Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                       2,100,938
    1,025,000  1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                           1,053,188
                     TOTAL                                                                                               22,736,142
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $734,050,582)                                                725,890,485
                   COMMON STOCKS & WARRANTS-0.5%
                   CHEMICALS-0.1%
       704      3  General Chemical Industrial Products, Inc.                                                              674,460
       302      3  General Chemical Industrial Products, Inc., Warrants                                                    175,770
       407      3  General Chemical Industrial Products, Inc., Warrants                                                    310,382
                     TOTAL                                                                                                1,160,612
                   CONSUMER PRODUCTS-0.0%
      1,003    1,3 Sleepmaster LLC                                                                                          2,507
                   FOOD & BEVERAGE-0.2%
      80,670       B&G Foods, Inc.                                                                                        1,307,661
                   INDUSTRIAL - OTHER-0.1%
     458,151   1,3 ACP Holdings Corp., Warrants                                                                            790,310
                   MEDIA - CABLE-0.1%
      29,925    3  NTL, Inc.                                                                                               745,133
                   MEDIA - NON-CABLE-0.0%
      1,000    1,3 Advanstar, Inc., Warrants                                                                                 10
      1,800     3  XM Satellite Radio, Inc., Warrants                                                                      14,850
      19,800    3  Ziff Davis Media, Inc., Warrants                                                                          198
                     TOTAL                                                                                                 15,058
                   METALS & MINING-0.0%
      2,000    1,3 Republic Technologies International, Inc., Warrants                                                        0
      57,533    3  Royal Oak Mines, Inc.                                                                                    1,654
                     TOTAL                                                                                                  1,654
                   OTHER-0.0%
       171     1,3 CVC Claims Litigation LLC                                                                                  0
                   PACKAGING-0.0%
      1,000    1,3 Pliant Corp., Warrants                                                                                     0
      57,000   1,3 Russell Stanley Holdings, Inc.                                                                             0
                     TOTAL                                                                                                    0
                   PAPER-0.0%
      1,600    1,3 MDP Acquisitions PLC, Warrants                                                                          32,800
                   WIRELINE COMMUNICATIONS-0.0%
      17,646    3  Viatel Holding (Bermuda) Ltd.                                                                            1,235
                     TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $11,602,254)                                         4,056,970
                   PREFERRED STOCKS-0.5%
                   MEDIA - NON-CABLE-0.0%
       108         Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                            16,470
                   RETAILERS-0.5%
      3,125        General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A                               3,757,812
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,143,750)                                                  3,774,282
                   REPURCHASE AGREEMENT-2.8%
 $  21,077,000     Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of      21,077,000
                   America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000. (AT COST)
                     TOTAL INVESTMENTS-99.3% (IDENTIFIED COST $769,873,586)4                                             754,798,737
                     OTHER ASSETS AND LIABILITIES--NET-0.7%                                                               5,532,430
                     TOTAL NET ASSETS-100%                                                                            $  760,331,167

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $144,717,406, which represented 19.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $138,635,364, which represented 18.2% of total net assets.

3    Non-income producing security.

4    The cost of investments for federal tax purposes  amounts to  $771,365,731.
     Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

 PIK -Payment in Kind
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2006 (unaudited)

ASSETS:
Total investments in securities, at value (identified cost $769,873,586)                                          $  754,798,737
Cash                                                                                                                         500
Income receivable                                                                                                     14,948,637
Receivable for investments sold                                                                                        2,063,453
  TOTAL ASSETS                                                                                                       771,811,327
LIABILITIES:
Payable for investments purchased                                                              $ 10,749,857
Income distribution payable                                                                         701,205
Accrued expenses                                                                                     29,098
  TOTAL LIABILITIES                                                                                                   11,480,160
Net assets for 114,550,360 shares outstanding                                                                     $  760,331,167
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                   $  961,086,607
Net unrealized depreciation of investments                                                                           (15,074,849   )
Accumulated net realized loss on investments                                                                        (184,490,256   )
Distributions in excess of net investment income                                                                      (1,190,335   )
  TOTAL NET ASSETS                                                                                                $  760,331,167
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$760,331,167 {divide} 114,550,360 shares outstanding, no par value, unlimited shares                                       $6.64
authorized

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME:
Interest (net of foreign taxes withheld of $1,521)                                                      $  36,449,445
Dividends                                                                                                      69,111
  TOTAL INCOME                                                                                             36,518,556
EXPENSES:
Administrative personnel and services fee (Note 5)                                      $ 346,105
Custodian fees                                                                             20,496
Transfer and dividend disbursing agent fees and expenses                                    8,588
Directors'/Trustees' fees                                                                   5,511
Auditing fees                                                                              11,118
Legal fees                                                                                  1,978
Portfolio accounting fees                                                                  71,033
Insurance premiums                                                                          4,501
Miscellaneous                                                                               3,418
  TOTAL EXPENSES                                                                          472,748
Waiver of administrative personnel and services fee (Note 5)         (346,105   )
Net expenses                                                                                                  126,643
Net investment income                                                                                      36,391,913
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                            6,103,532
Net change in unrealized depreciation of investments                                                      (11,984,981   )
Net realized and unrealized loss on investments                                                            (5,881,449   )
Change in net assets resulting from operations                                                          $  30,510,464

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                            SIX MONTHS
                                                                                                 ENDED                YEAR ENDED
                                                                                           (unaudited)                12/31/2005
                                                                                             6/30/2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $   36,391,913           $    79,680,158
Net realized gain on investments                                                             6,103,532                 8,086,449
Net change in unrealized appreciation/depreciation of investments                          (11,984,981   )           (56,225,465   )
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                            30,510,464                31,541,142
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                   (37,233,630   )           (84,213,641   )
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                 4,528,000               159,374,750
Net asset value of shares issued to shareholders in payment of distributions                32,448,729                74,158,873
declared
Cost of shares redeemed                                                                   (206,574,198   )          (371,671,785   )
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                  (169,597,469   )          (138,138,162   )
Change in net assets                                                                      (176,320,635   )          (190,810,661   )
NET ASSETS:
Beginning of period                                                                        936,651,802             1,127,462,463
End of period (including distributions in excess of net investment income of            $  760,331,167           $   936,651,802
$(1,190,335) and $(348,618), respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2006 (unaudited)

1. ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High-Yield Bond Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.


The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.


PREMIUM AND DISCOUNT AMORTIZATION/ PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


RESTRICTED SECURITIES
Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2006, is as follows:

SECURITY                                                              ACQUISITION DATE      ACQUISITION COST
ACP Holdings Corp., Warrants                                          9/24/2003             $ 0
Advanstar, Inc., Warrants                                             2/14/2001             $ 82,173
CVC Claims Litigation LLC                                             3/26/1997-5/20/1998   $ 1,676,091
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008     4/15/1998-5/14/1998   $ 303,285
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009              4/15/1998             $ 480,369
MDP Acquisitions PLC, Warrants                                        9/23/2002             $ 0
Pliant Corp., Warrants                                                10/5/2000             $ 37,681
Republic Technologies International, Inc., Warrants                   8/6/1999              $ 0
Russell Stanley Holdings, Inc.                                        11/9/2001             $ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008      2/5/1999-5/15/2005    $ 2,846,160
Sleepmaster LLC                                                       12/23/2004            $ 0

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                               SIX MONTHS ENDED       YEAR ENDED
                                                  6/30/2006           12/31/2005
Shares sold                                         672,468          23,632,483
Shares issued to shareholders
in payment of distributions declared              4,823,266          10,880,785
Shares redeemed                                 (30,637,978)        (54,086,417)
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS  (25,142,244)        (19,573,149)

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $771,365,731. The net unrealized depreciation of investments for federal tax purposes was $16,566,994. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,558,959 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,125,953.

At December 31, 2005, the Fund had a capital loss carryforward of $182,169,132 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
 2009                      $48,067,790
 2010                      $88,455,746
 2011                      $45,645,596

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.


ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

                                AVERAGE AGGREGATE DAILY NET ASSETS
 MAXIMUM ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
 0.150%                         on the first $5 billion
 0.125%                         on the next $5 billion
 0.100%                         on the next $10 billion
 0.075%                         on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FAS was 0.000% of average aggregate daily net assets of the Fund.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2006, were as follows:

 Purchases       $ 137,186,490
 Sales           $ 295,107,769

7. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling

1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N101

31867 (8/06)













Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            No changes to report

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        August 10, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher
            John B. Fisher, Principal Executive Officer


Date        August 10, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        August 10, 2006